Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of property and equipment, net

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Computer and transmission equipment	25,295,660	31,286,142	4,286,184
Furniture and office equipment	543,160	1,715,512	235,024
Leasehold improvements	24,306,234	27,530,407	3,771,650
Motor vehicles	816,103	816,103	111,806
Total property and equipment	50,961,157	61,348,164	8,404,664
Accumulated depreciation	(42,318,765)	(45,514,674)	(6,235,485)
Property and equipment, net	8,642,392	15,833,490	2,169,179